UNITED STATES SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer:  MFS Series Trust I
                                       c/o MFS Legal Department
                                       Bonnie J. Neal
                                       500 Boylston Street
                                       Boston, MA 02116

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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): X

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3.        Investment Company Act File Number:  811-4777
          Securities Act File Number:           33-7638

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4(a).     Last day of fiscal year for which this notice is filed:
          August 31, 2007

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4(b).     Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).     Check box if this is the last  time the  issuer  will be  filing  this
          Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold               $ 9,999,212,809
          during the fiscal year pursuant to                    _______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                $ 5,514,254,530
          or repurchased during the fiscal year:                _______________

  (iii)   Aggregate price of securities redeemed or             $
          repurchased during any prior fiscal year              _______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items         $ 5,514,254,530
          5(ii) and 5(iii)]:                                    _______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)    $ 4,484,958,279
          [subtract  Item 5(iv)from Item5(i)]:                  _______________

   (vi)   Redemption credits available for use in future        $  (  )
          years - if Item 5(i) is less than item 5(iv)[subtract _______________ Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee           x    0.0000307
          (See Instruction C.9):                                 _______________

 (viii)   Registration fee due [multiply item 5(v) by Item      =$  137,688.22
          5 (vii)] (enter "0" if no fee is due):                 _______________

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
6.        Prepaid Shares

          If the response to Item 5(i) was determined by
          deducting an amount of securities that were
          registered under the Securities Act of 1993 pursuant
          to rule 24e-2 as in effect before October 11, 1997,
          then report the amount of securities (number of shares
          or other units) deducted  here: __________.
          If there is a number of shares or other units that
          were registered pursuant to rule 24e-2 remaining
          unsold at the end of the fiscal year for which this
          form is filed that are available for use by the
          issuer in future fiscal years, then state that
          number here:                                            $
                                                                  ______________
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7.        Interest due - if this Form is being filed more than
          90 days after the end of the issuer's fiscal
          year (see Instruction D):                              +$_____________

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8.        Total of the amount of the registration fee due plus   =$ 137,688.22
          any interest due [line 5(viii) plus line 7]:            ______________

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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:  11/19/07
          Method of Delivery -  Federal Reference #071119012153

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ SUSAN S. NEWTON, ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
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                              Susan S. Newton, Assistant Secretary and
                                Assistant Clerk
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Date: November 21, 2007
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*Please print the name and title of the signing officer below the signature.
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                                        November 21, 2007


United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Rule  24f-2  Notice  for MFS  Series  Trust I  (File  Nos.:  811-4777;
          33-7638)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 are the following:

     1. The Trust's Rule 24f-2 Notice with respect to its fiscal year end of August 31, 2007.

     2. The registration fee of $137,688.22 which has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburg, Pennsylvania (federal reference #071119012153).

     Please contact me collect at 617-954-6634 should you have any questions concerning this Notice.

                                        Very truly yours,



                                        LISA FOLEY
                                        Lisa Foley
                                        Legal Operations Administrator

Enclosures